UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 96.12%

Amusement And Recreation Services - 6.77%
19,250	Dover Motorsports, Inc.	$ 126,087
2,075	International Speedway Corp. - Class A	85,449
2,300	RC2 Corp. *	64,561
2,700	Speedway Motorsports, Inc.	83,916
		360,013
Auto Parts Retailers - 0.56%
5,940	CSK Auto Corp. *	29,759

Banks - 1.54%
1,980	Bank Of America Corp.	81,695

Beverages - 1.64%
1,175	Brown Forman Corp.	87,079

Building Materials, Hardware And Garden Supply - 3.90%
2,600	The Home Depot, Inc.	70,044
3,300	Lowes Companies, Inc.	74,646
1,750	USG Corp. *	62,632
		207,322
Business Services - 1.33%
3,675	Aaron Rents, Inc.	70,707

Chemicals And Allied Products - 1.74%
2,100	E.I. Du Pont De Nemours And Co.	92,589

Communications - 3.59%
2,875	AT&T, Inc.	119,485
5,451	Sprint Nextel Corp.	71,572
		191,057
Crude Petroleum & Natural Gas - 2.30%
1450	Royal Dutch Shell Plc.	122,090

Electronic & Other Electrical Equipment, Except Computers - 7.57%
7,350	Infineon Technologies AG - ADR *	85,554
19,500	Sirius Satellite Radio, Inc. *	59,085
2,550	Sony Corp.	138,465
3,575	Texas Instruments, Inc.	119,405
		402,509
Food And Kindred Products - 17.49%
2,150	Anheuser-Busch Companies, Inc.	112,531
2,225	Coca-Cola Co.	136,548
3,725	Conagra Foods, Inc.	88,618
1,350	Diageo Plc.	115,870
1,750	General Mills, Inc.	99,750
2,050	Kellogg Co.	107,481
2,700	Molson Coors Brewing Co.	139,374
1,710	Pepsico, Inc.	129,789
		929,961
General Merchandise Stores - 2.44%
2,750	Office Depot, Inc. *	38,252
1,825	Target Corp.	91,250
		129,502
Home Furniture, Furnishings And Equipment Stores - 1.90%
6,000	Radioshack Corp.	101,160

Industrial And Commercial Machines -3.96%
1,275	The Black & Decker Corp.	88,804
1,675	Caterpillar, Inc.	121,538
		210,342
Motor Freight Transportation And Warehousing - 3.42%
950	Fedex Corp.	84,712
1,375	United Parcel Service, Inc.	97,240
		181,952
Motor Vehicles & Passenger Car Bodies - 1.60%
800	Toyota Motor Corp.	84,936

Petroleum Refining And Related Industries - 9.72%
1,400	Chevron Corp.	130,662
1,350	Exxon Mobil Corp.	126,482
2,300	Marathon Oil Corp.	139,978
1,650	Sunoco, Inc.	119,526
		516,648
Pharmaceutical Preparations - 1.33%
1,400	Glaxosmithkline Plc - ADR.	70,546

Printing, Publishing, And Allied Industries - 1.85%
4,625	News Corp. - Class B	98,281

Property & Casualty Insurance - 1.60%
1,625	Allstate Corp.	84,874

Retail - Eating Places - 1.31%
2,450	Burger King Holdings, Inc.	69,850

Rubber And Miscellaneous Products - 4.39%
5,000	Goodyear Tire & Rubber Co. *	141,100
3,560	Newell Rubbermaid, Inc.	92,133
		233,233
Services - Miscellaneous Amusement & Recreation - 1.83%
230	Citadel Braodcasting Corp. *	474
3,000	Walt Disney Co.	96,840
		97,314
Surgery & Medical Instruments -2.10%
1,325	3M Co.	111,724

Transportation Equipment - 8.15%
1,650	Daimler AG	157,789
13,725	Ford Motor Co. *	92,369
3,350	General Motors Corp.	83,382
2150	Genuine Parts Co.	99,545
		433,085

Wholesale-Groceries & Related Products - 0.74%
3,000	Dominos Pizza, Inc. *	39,690

Wholesale Trade - Non-Durable - 1.35%
1,525	Ashland, Inc.	72,331

TOTAL FOR COMMON STOCK (Cost $4,546,501) - 96.12%		$ 5,110,249

UNIT INVESTMENT TRUSTS - 1.10%
400	Standard & Poors Depository Receipts	58,484

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $46,936) - 1.10%		$ 58,484

SHORT TERM INVESTMENTS - 2.60%
138,074	First American Prime Obligation Fund Class Y 4.84% ** (Cost $138,074)	138,074

TOTAL INVESTMENTS (Cost $4,731,511) - 99.81%		$ 5,306,807

OTHER ASSETS LESS LIABILITIES - 0.19%		9,983

NET ASSETS - 100.00%		$ 5,316,790

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $4,731,511 amounted to $575,296 which consisted of aggregate gross unrealized appreciation of  $1,204,976 and aggregate gross unrealized depreciation of $629,679.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date February 27, 2008

By /s/Angelo Alleca

Treasurer

Date February 27, 2008